Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2024		2023
	Number of stock options	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
Outstanding at beginning of year	6,312,576	$105.26	5,976,870	$98.12
Granted	1,113,853	118.50	1,322,817	122.31
Exercised	(811,652)	82.74	(724,853)	76.12
Forfeited/expired/cancelled	(60,285)	122.22	(262,258)	109.19
Outstanding at end of year	6,554,492	110.14	6,312,576	105.26
Exercisable at end of year	2,856,460	95.27	2,759,935	89.99
Available for grant	9,565,914		10,619,482

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2024 by range of exercise price were as follows:

(Canadian $, except as noted)					2024
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$70.01 to $80.00	332,980	0.9	$77.42	332,980	$77.42
$80.01 to $90.00	563,982	4.1	89.90	563,982	89.90
$90.01 to $100.00	1,185,672	5.0	97.07	749,448	97.03
$100.01 to $120.00	2,281,462	6.7	109.43	1,195,574	101.19
$120.01 and over	2,190,396	7.7	128.14	14,476	135.58

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2024	2023
Unrecognized compensation cost for non-vested stock option awards	$12	$14
Cash proceeds from stock options exercised	67	55
Weighted-average share price for stock options exercised (in dollars)	120.40	123.01

Summary of Ranges of Values used for each Option Pricing Assumption	To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used as inputs for each option pricing assumption:

	2024	2023
Expected dividend yield	4.5%	4.5% – 4.6%
Expected share price volatility	17.4% – 17.6%	20.9%
Risk-free rate of return	3.3% – 3.4%	3.2%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0